LEASE LIABILITY (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lease liabilities [abstract]
Payment for initial term of lease monthly instalments		$ 16,050
Term of lease		3 years
Monthly instalments to be paid at end of term of lease		$ 17,120
Interest expense recognized lease liability	$ 70,148	$ 6,352